GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 445.1	$ 455.8
Accumulated Amortization	322.2	310.7
Net Carrying Amount	122.9	145.1
Amortization expense on finite-lived intangible assets from business acquisition	15.2	18.6	$ 19.9
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	322.2	329.2
Accumulated Amortization	231.8	226.4
Net Carrying Amount	90.4	102.8
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	84.0	86.9
Accumulated Amortization	56.8	51.3
Net Carrying Amount	27.2	35.6
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	27.0	27.7
Accumulated Amortization	21.7	21.0
Net Carrying Amount	5.3	6.7
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	11.9	12.0
Accumulated Amortization	$ 11.9	$ 12.0